Retirement Benefits - Fair Value Level 3 Rollforward (Detail) - Qualified Pension Benefits [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013
Change in plan assets:
Fair value of plan assets at beginning of period		$ 615,721	$ 531,183
Fair value of plan assets at end of period		626,173	615,721
Fair Value, Measurements, Recurring | Level 3
Change in plan assets:
Fair value of plan assets at beginning of period		62,278	55,614
Additional investments		0	0
Distributions		0	0
Realized losses on distributions		0	0
Unrealized gains relating to instruments still held at the reporting date		2,973	6,664
Transferred out of level 3	[1]	0	0
Fair value of plan assets at end of period		65,251	62,278
Fair Value, Measurements, Recurring | Partnership | Level 3
Change in plan assets:
Fair value of plan assets at beginning of period		62,278	55,614
Additional investments		0	0
Distributions		0	0
Realized losses on distributions		0	0
Unrealized gains relating to instruments still held at the reporting date		2,973	6,664
Transferred out of level 3	[1]	0	0
Fair value of plan assets at end of period		65,251	62,278
Fair Value, Measurements, Recurring | Mutual Funds | Level 3
Change in plan assets:
Fair value of plan assets at beginning of period		0	0
Additional investments		0	0
Distributions		0	0
Realized losses on distributions		0	0
Unrealized gains relating to instruments still held at the reporting date		0	0
Transferred out of level 3	[1]	0	0
Fair value of plan assets at end of period		$ 0	$ 0

[1]	The plan had no transfers between level 2 and level 1 during the years ended December 31, 2014 or 2013.